Condensed Financial Information of DHT Holdings, Inc. (parent company only), Profit/(Loss) Reconciliation (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit/(loss) reconciliation [Abstract]
Profit/(loss) of the parent company only under cost method of accounting	$ 77,563	$ 36,095	$ (22,433)
Additional profit/(loss) if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	(16,107)	(47,776)	288,653
Profit/(loss) of the parent company only under equity method of accounting	$ 61,456	$ (11,681)	$ 266,221